Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 323,199
Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	62,755	$ 52,919
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	323,681
Financial investments measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	77,370
Financial investments measured at fair value through other comprehensive income | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	244,469
Financial investments measured at fair value through other comprehensive income | Equities
Disclosure of financial assets [line items]
Financial assets	1,741
Financial investments measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	101
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	62,755
Financial assets at amortised cost, category | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	307
Financial assets at amortised cost, category | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	62,448
Financial assets, at fair value	61,900
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 386,436	389,076
Available for sale
Disclosure of financial assets [line items]
Financial assets		336,157
Available for sale | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets		78,851
Available for sale | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets		253,389
Available for sale | Equities
Disclosure of financial assets [line items]
Financial assets		3,917
Held to maturity
Disclosure of financial assets [line items]
Financial assets		52,919
Held to maturity | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets		52,919
Financial assets, at fair value		$ 54,100